Summary of General Terms of Stock-Based Compensation Plans for Awards Granted (Parenthetical) (Detail)	Dec. 31, 2025 shares
2007 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, ordinary shares reserved	400,000